Submission	Apr. 20, 2026
Submission [Line Items]
Central Index Key	0000092108
Registrant Name	SOUTHERN CALIFORNIA GAS CO
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES